Goodwill and Other Intangible Assets (Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 20	$ 20	$ 23